SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
SEGMENT INFORMATION [Abstract]
Schedule of Revenues, Cost of Revenues, and Gross Profit by Segment
For the year ended December 31, 2014

	Better School			Better Job
				Career
	Tutoring	K-12	Subtotal	Enhancement	Consolidated
	RMB	RMB	RMB	RMB	RMB

Net Revenues	68,203	168,244	236,447	175,551	411,998
Cost of revenues	(52,728)	(115,416)	(168,144)	(105,892)	(274,036)
Gross profit	15,475	52,828	68,303	69,659	137,962

For the year ended December 31, 2015

	Better School			Better Job
				Career
	Tutoring	K-12	Subtotal	Enhancement	Consolidated
	RMB	RMB	RMB	RMB	RMB

Net Revenues	54,888	186,747	241,635	154,080	395,715
Cost of revenues	(41,048)	(116,819)	(157,867)	(88,078)	(245,945)
Gross profit	13,840	69,928	83,768	66,002	149,770

For the year ended December 31, 2016

	Better School			Better Job
				Career
	Tutoring	K-12	Subtotal	Enhancement	Consolidated
	RMB	RMB	RMB	RMB	RMB

Net Revenues	47,985	222,592	270,577	141,439	412,016
Cost of revenues	(33,465)	(137,833)	(171,298)	(67,444)	(238,742)
Gross profit	14,520	84,759	99,279	73,995	173,274